Related party (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Apr. 13, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Promissory notes outstanding	$ 420	$ 420		$ 0
Short swing profit settlement	244
Affiliated Entity | DCPM Note
Related Party Transaction [Line Items]
Unsecured promissory notes, maximum		1,000	$ 1,000
Promissory notes outstanding	400	$ 200
Shareholder
Related Party Transaction [Line Items]
Short swing profit settlement	$ 200